Class A Common Stock Subject to Possible Redemption - Summary of class A common stock subject to redemption (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering		$ 0	$ 400,000,000	$ 400,000,000
Plus:
Accretion of Class A common stock subject to possible redemption amount				45,885,780
Class A common stock subject to possible redemption		400,117,010		400,000,000
Common Class A [Member]
Less:
Offering costs allocated to Class A common stock subject to possible redemption		(21,284,250)		(21,284,250)
Plus:
Accretion of Class A common stock subject to possible redemption amount		45,817,580		45,817,580
Class A common stock subject to possible redemption		400,117,010		400,000,000
Increase in redemption value of Class A common stock subject to possible redemption		117,010
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering		400,000,000		400,000,000
Less:
Fair value of Public Warrants at issuance		$ (24,533,330)		$ (24,533,330)
IPO [Member] | Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 400,000,000